UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 12/31/16

Item 1. Schedule of Investments.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2016 (unaudited)

Franklin Liberty Investment Grade Corporate ETF	Country	Principal Amount	Value
Corporate Bonds 93.0%
Aerospace & Defense 1.5%
United Technologies Corp., senior note, 1.95%, 11/01/21	United States	$835,000	$819,082
Air Freight & Logistics 1.5%
FedEx Corp., senior bond, 4.75%, 11/15/45	United States	785,000	816,209
Auto Components 0.3%
Delphi Automotive PLC, senior note, 3.15%, 11/19/20	United Kingdom	175,000	177,960
Automobiles 2.2%
Ford Motor Credit Co. LLC, senior note, 2.88%, 10/01/18	United States	1,145,000	1,159,166
Banks 17.1%
Bank of America Corp., senior sub. bond, 4.25%, 10/22/26	United States	1,310,000	1,328,502
BNP Paribas SA, senior note, 2.38%, 5/21/20	France	1,270,000	1,264,336
[a] BPCE SA, sub. note, 144A, 5.15%, 7/21/24	France	400,000	407,274
Citigroup Inc., sub. note, 4.05%, 7/30/22	United States	970,000	1,005,183
[a] Commonwealth Bank of Australia, sub. note, 144A, 4.50%, 12/09/25	Australia	500,000	512,885
Credit Suisse New York, senior note, 2.30%, 5/28/19	Switzerland	1,200,000	1,203,356
HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	504,000	535,710
JPMorgan Chase & Co., sub. note, 3.38%, 5/01/23	United States	1,325,000	1,322,121
Santander UK Group Holdings PLC, senior note, 2.88%, 8/05/21	United Kingdom	630,000	616,616
Westpac Banking Corp., senior note, 1.50%, 12/01/17	Australia	855,000	855,374
			9,051,357
Beverages 2.8%
Anheuser-Busch InBev Finance Inc., senior bond, 4.70%, 2/01/36	Belgium	1,035,000	1,092,090
Constellation Brands Inc., senior note, 4.25%, 5/01/23	United States	395,000	411,546
			1,503,636
Biotechnology 1.8%
AbbVie Inc., senior bond, 4.45%, 5/14/46	United States	425,000	408,581
Baxalta Inc., senior bond, 5.25%, 6/23/45	United States	525,000	561,658
			970,239
Capital Markets 4.5%
The Goldman Sachs Group Inc., sub. note, 4.25%, 10/21/25	United States	1,280,000	1,302,651
Morgan Stanley, sub. bond, 3.95%, 4/23/27	United States	1,095,000	1,086,225
			2,388,876
Chemicals 0.5%
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	260,000	272,036
Communications Equipment 1.4%
Cisco Systems Inc., senior note, 2.20%, 2/28/21	United States	740,000	738,842
Construction Materials 1.2%
[a] LafargeHolcim Finance U.S. LLC, senior note, 144A, 3.50%, 9/22/26	Switzerland	640,000	622,381
Consumer Finance 2.3%
Capital One Bank USA NA, senior note, 2.25%, 2/13/19	United States	1,200,000	1,205,951
Diversified Financial Services 3.3%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, senior note,
5.00%, 10/01/21	Netherlands	715,000	753,431
GE Capital International Funding Co., senior bond, 4.42%, 11/15/35	United States	950,000	997,437
			1,750,868
Diversified Telecommunication Services 4.3%
AT&T Inc., senior note, 5.35%, 9/01/40	United States	500,000	515,233
Telefonica Emisiones S.A.U., senior bond, 7.05%, 6/20/36	Spain	420,000	488,863

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Verizon Communications Inc., senior bond, 6.55%, 9/15/43	United States	1,015,000	1,272,159
			2,276,255
Electric Utilities 2.5%
Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	365,000	387,323
Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	680,000	689,706
PSEG Power LLC, senior note, 3.00%, 6/15/21	United States	250,000	251,023
			1,328,052
Energy Equipment & Services 1.9%
[a] Sinopec Capital 2013 Ltd., senior note, 144A, 1.88%, 4/24/18	China	1,020,000	1,016,821
Equity Real Estate Investment Trusts (REITs) 3.3%
American Tower Corp., senior note, 3.40%, 2/15/19	United States	563,000	575,650
Realty Income Corp., senior bond, 3.00%, 1/15/27	United States	790,000	745,368
Simon Property Group LP, senior bond, 3.38%, 10/01/24	United States	410,000	414,229
			1,735,247
Food & Staples Retailing 5.5%
[a] CK Hutchison International 16 Ltd., senior note, 144A, 1.88%, 10/03/21	Hong Kong	600,000	575,322
The Kroger Co., senior note, 4.00%, 2/01/24	United States	705,000	736,772
Wal-Mart Stores Inc., senior bond, 6.20%, 4/15/38	United States	810,000	1,069,832
Walgreens Boots Alliance Inc., senior bond, 4.80%, 11/18/44	United States	530,000	546,831
			2,928,757
Food Products 3.8%
Kraft Heinz Foods Co., senior bond, 5.20%, 7/15/45	United States	775,000	814,326
[a] Mondelez International Holdings Netherlands BV, senior note, 144A,
2.00%, 10/28/21	United States	1,260,000	1,208,501
			2,022,827
Gas Utilities 0.9%
TransCanada PipeLines Ltd., senior bond, 3.80%, 10/01/20	Canada	465,000	485,615
Health Care Providers & Services 0.8%
HCA Inc., senior secured note, 6.50%, 2/15/20	United States	365,000	400,222
Insurance 4.0%
[a] AIA Group Ltd., senior note, 144A, 2.25%, 3/11/19	Hong Kong	400,000	401,692
[a] Liberty Mutual Group Inc., senior note, 144A, 6.50%, 5/01/42	United States	359,000	427,071
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	475,000	514,187
Prudential Financial Inc., junior sub. bond, 5.20% to 3/15/24, FRN
thereafter, 3/15/44	United States	790,000	781,642
			2,124,592
Internet Software & Services 1.8%
Alibaba Group Holding Ltd., senior note, 2.50%, 11/28/19	China	940,000	944,922
Machinery 0.8%
John Deere Capital Corp., senior note, 1.25%, 10/09/19	United States	415,000	407,770
Media 4.2%
21st Century Fox America Inc., senior bond, 6.40%, 12/15/35	United States	450,000	539,160
Charter Communications Operating LLC / Charter Communications
Operating Capital Corp., senior secured note, first lien, 4.46%, 7/23/22	United States	755,000	789,941
NBCUniversal Media LLC, senior note, 4.38%, 4/01/21	United States	835,000	902,591
			2,231,692
Metals & Mining 1.8%
Freeport-McMoRan Inc., senior note, 2.30%, 11/14/17	United States	420,000	418,950

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

[a] Glencore Funding LLC, senior note, 144A, 4.13%, 5/30/23	Switzerland	530,000	534,105
			953,055
Multi-Utilities 1.5%
Dominion Resources Inc., senior note, 1.90%, 6/15/18	United States	790,000	790,693
Multiline Retail 0.7%
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	400,000	395,286
Oil, Gas & Consumable Fuels 8.6%
Anadarko Petroleum Corp., senior note, 6.20%, 3/15/40	United States	505,000	580,251
Apache Corp., 4.75%, 4/15/43	United States	540,000	558,300
Chevron Corp., senior note, 2.95%, 5/16/26	United States	1,075,000	1,058,735
Ecopetrol SA, senior bond, 5.88%, 5/28/45	Colombia	335,000	291,115
Enterprise Products Operating LLC, senior bond, 5.10%, 2/15/45	United States	720,000	762,218
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	190,000	194,988
Shell International Finance BV, 4.30%, 9/22/19	Netherlands	985,000	1,045,327
[a] Woodside Finance Ltd., senior note, 144A, 3.65%, 3/05/25	Australia	100,000	97,859
			4,588,793
Paper & Forest Products 0.7%
[a] Georgia-Pacific LLC, senior bond, 144A, 3.60%, 3/01/25	United States	390,000	395,128
Specialty Retail 1.6%
The Home Depot Inc., senior bond, 3.00%, 4/01/26	United States	850,000	849,390
Technology Hardware, Storage & Peripherals 1.8%
[a] Diamond 1 Finance Corp. / Diamond 2 Finance Corp., senior secured note,
first lien, 144A, 4.42%, 6/15/21	United States	515,000	533,421
[a] Western Digital Corp., senior secured note, 144A, 7.38%, 4/01/23	United States	365,000	402,412
			935,833
Tobacco 1.1%
Reynolds American Inc., senior bond, 5.85%, 8/15/45	United States	470,000	558,614
Transportation Infrastructure 1.0%
[a] DP World Ltd., senior bond, 144A, 6.85%, 7/02/37	United Arab Emirates	480,000	514,068

Total Corporate Bonds (Cost $49,765,869)			49,360,235
U.S. Government & Agency Securities 3.3%
U.S. Treasury Bond, 2.25%, 8/15/46	United States	380,000	319,527
U.S. Treasury Note, 1.25%, 10/31/21	United States	1,510,700	1,465,084
Total U.S. Government & Agency Securities (Cost $1,781,413)			1,784,611
Total Investments before Short Term Investments (Cost $51,547,282) 96.3%			51,144,846
Short Term Investments 2.2%
Corporate Bonds 1.0%
Bunge Ltd. Finance Corp., senior note, 3.20%, 6/15/17	United States	515,000	518,935

U.S. Government & Agency Securities 1.2%
[b] FHLB, 1/03/17	United States	612,000	611,990
Total Short Term Investments (Cost $1,131,061)			1,130,925
Total Investments (Cost $52,678,343) 98.5%			52,275,771
Other Assets, less Liabilities 1.5%			808,685
Net Assets 100.0%			$53,084,456

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2016, the aggregate value of these securities was $7,648,940, representing 14.4% of net assets.
bThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Abbreviations
Selected Portfolio
FHLB - Federal Home Loan Bank

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2016 (unaudited)

Franklin Liberty U.S. Low Volatility ETF	Shares	Value
Common Stocks 99.9%
Consumer Discretionary 12.9%
Comcast Corp., A	744	$51,373
The Home Depot Inc.	388	52,023
Leggett & Platt Inc.	1,004	49,076
Lowe's Cos. Inc.	688	48,931
McDonald's Corp.	426	51,853
NIKE Inc., B	892	45,340
[a] NVR Inc.	30	50,070
[a] O'Reilly Automotive Inc.	178	49,557
Starbucks Corp.	924	51,300
Target Corp.	712	51,428
The TJX Cos. Inc.	656	49,285
Twenty-First Century Fox Inc., B	2,018	54,990
The Walt Disney Co.	530	55,237
		660,463
Consumer Staples 8.7%
The Coca-Cola Co.	1,850	76,701
Colgate-Palmolive Co.	1,080	70,675
Kimberly-Clark Corp.	638	72,809
McCormick & Co. Inc.	808	75,411
PepsiCo Inc.	738	77,217
The Procter & Gamble Co.	882	74,158
		446,971
Energy 7.1%
Chevron Corp.	702	82,625
EQT Corp.	966	63,176
Exxon Mobil Corp.	820	74,013
Occidental Petroleum Corp.	972	69,236
Schlumberger Ltd.	906	76,059
		365,109
Financials 14.4%
The Allstate Corp.	896	66,411
Arthur J. Gallagher & Co.	1,210	62,872
Chubb Ltd.	480	63,418
Erie Indemnity Co., A	608	68,370
Intercontinental Exchange Inc.	1,070	60,369
The Progressive Corp.	1,944	69,012
RenaissanceRe Holdings Ltd.	510	69,472
The Travelers Cos. Inc.	524	64,148
U.S. Bancorp	1,410	72,432
W. R. Berkley Corp.	1,050	69,835
Wells Fargo & Co.	1,314	72,415
		738,754
Health Care 13.4%
Becton Dickinson and Co.	406	67,213
Danaher Corp.	930	72,391
[a] DaVita Inc.	1,122	72,032
DENTSPLY SIRONA Inc.	1,196	69,045
Johnson & Johnson	608	70,048
[a] Laboratory Corp. of America Holdings	530	68,041
Medtronic PLC	830	59,121
Pfizer Inc.	2,122	68,923
Stryker Corp.	624	74,762
Teleflex Inc.	408	65,749
		687,325
Industrials 10.1%
3M Co.	232	41,428

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

General Dynamics Corp.	270	46,618
General Electric Co.	1,398	44,177
Honeywell International Inc.	360	41,706
Illinois Tool Works Inc.	352	43,106
Lockheed Martin Corp.	170	42,490
Nielsen Holdings PLC	786	32,973
Northrop Grumman Corp.	194	45,120
Raytheon Co.	300	42,600
Republic Services Inc.	812	46,325
United Parcel Service Inc., B	384	44,022
United Technologies Corp.	410	44,944
		515,509
Information Technology 20.8%
Accenture PLC, A	620	72,621
[a] Alphabet Inc., A	86	68,151
[a] ANSYS Inc.	744	68,813
Apple Inc.	602	69,724
Automatic Data Processing Inc.	790	81,196
Cisco Systems Inc.	2,206	66,665
[a] Fiserv Inc.	690	73,333
Intel Corp.	1,842	66,809
International Business Machines Corp.	442	73,368
Intuit Inc.	628	71,975
Mastercard Inc., A	686	70,829
Microsoft Corp.	1,202	74,692
Motorola Solutions Inc.	904	74,932
Oracle Corp.	1,744	67,057
Visa Inc., A	830	64,757
		1,064,922
Materials 3.1%
Air Products and Chemicals Inc.	296	42,571
Bemis Co. Inc.	784	37,491
Ecolab Inc.	342	40,089
Praxair Inc.	340	39,844
		159,995
Real Estate 3.6%
American Tower Corp.	454	47,979
Boston Properties Inc.	366	46,035
DDR Corp.	2,800	42,756
Weingarten Realty Investors	1,268	45,382
		182,152
Telecommunication Services 2.6%
AT&T Inc.	1,602	68,133
Verizon Communications Inc.	1,254	66,939
		135,072
Utilities 3.2%
Dominion Resources Inc.	542	41,512
DTE Energy Co.	436	42,950
The Southern Co.	786	38,663
Xcel Energy Inc.	988	40,212
		163,337
Total Investments (Cost $5,005,411) 99.9%		5,119,609

Other Assets, less Liabilities 0.1%		4,749
Net Assets 100.0%		$5,124,358

aNon-income-producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2016 (unaudited)

Franklin LibertyQ Emerging Markets ETF	Industry	Shares/Rights	Value
Common Stocks and Other Equity Interests 92.5%
Brazil 6.2%
	Independent Power and Renewable Electricity
AES Tiete Energia SA	Producers	82,767	$356,020
Ambev SA	Beverages	472,021	2,378,451
Banco Santander Brasil SA	Banks	148,426	1,346,674
BB Seguridade Participacoes SA	Insurance	275,796	2,398,079
CETIP SA-Mercados Organizados	Capital Markets	125,396	1,718,334
Cielo SA	IT Services	283,410	2,428,582
EDP-Energias do Brasil SA	Electric Utilities	139,496	574,322
	Independent Power and Renewable Electricity
Engie Brasil SA	Producers	89,206	959,293
Equatorial Energia SA	Electric Utilities	69,137	1,155,576
Fibria Celulose SA	Paper & Forest Products	59,549	583,469
Natura Cosmeticos SA	Personal Products	82,720	585,066
Odontoprev SA	Health Care Providers & Services	151,011	584,612
Qualicorp SA	Health Care Providers & Services	51,606	305,225
			15,373,703
Chile 0.3%
Aguas Andinas SA, A	Water Utilities	1,480,406	770,787

China 10.9%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	258,500	2,348,894
Agricultural Bank of China Ltd., H	Banks	5,828,000	2,390,388
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	470,000	1,403,365
Belle International Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,491,000	1,400,819
China Everbright Bank Co. Ltd., H	Banks	1,316,000	599,173
China Mobile Ltd.	Wireless Telecommunication Services	211,500	2,242,353
China Vanke Co. Ltd., H	Real Estate Management & Development	474,700	1,083,713
Chongqing Changan Automobile Co. Ltd., B	Automobiles	460,600	658,836
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	987,000	579,229
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	1,457,000	815,588
Dongfeng Motor Group Co. Ltd., H	Automobiles	1,316,000	1,284,913
Great Wall Motor Co. Ltd., H	Automobiles	1,598,000	1,492,235
Guangdong Investment Ltd.	Water Utilities	1,316,000	1,738,112
Guangzhou Automobile Group Co. Ltd., H	Automobiles	470,000	568,621
	Independent Power and Renewable Electricity
Huaneng Power International Inc., H	Producers	1,504,000	997,086
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	564,000	712,897
Longfor Properties Co. Ltd.	Real Estate Management & Development	587,500	745,632
NetEase Inc., ADR	Internet Software & Services	10,528	2,267,100
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	235,000	1,486,718
Sinopec Engineering Group Co. Ltd., H	Construction & Engineering	564,000	470,658
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	846,000	458,291
Sunac China Holdings Ltd.	Real Estate Management & Development	799,000	664,704
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	188,000	823,227
			27,232,552
Czech Republic 1.2%
CEZ AS	Electric Utilities	67,962	1,140,749
Komercni Banka AS	Banks	29,704	1,026,157
[a] Moneta Money Bank AS	Banks	89,159	288,172

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

O2 Czech Republic AS	Diversified Telecommunication Services	46,154	468,063
			2,923,141
Hungary 0.6%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	20,304	1,430,760

India 7.2%
Asian Paints Ltd.	Chemicals	94,517	1,240,892
Bajaj Auto Ltd.	Automobiles	17,719	687,195
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	145,888	1,366,021
Coal India Ltd.	Oil, Gas & Consumable Fuels	256,056	1,131,823
Dabur India Ltd.	Personal Products	119,521	489,830
Divi's Laboratories Ltd.	Life Sciences Tools & Services	6,251	72,181
Eicher Motors Ltd.	Machinery	1,645	528,452
HCL Technologies Ltd.	IT Services	178,647	2,179,325
Hero MotoCorp Ltd.	Automobiles	14,570	653,396
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	28,200	183,360
Hindustan Unilever Ltd.	Household Products	157,403	1,916,457
Infosys Ltd.	IT Services	103,729	1,544,549
Marico Ltd.	Personal Products	134,044	514,392
Maruti Suzuki India Ltd.	Automobiles	22,419	1,757,168
Tata Consultancy Services Ltd.	IT Services	55,272	1,926,458
Tech Mahindra Ltd.	IT Services	50,055	360,570
Wipro Ltd.	IT Services	189,974	1,328,026
			17,880,095
Indonesia 4.4%
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	3,924,500	1,115,668
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	639,200	730,650
Matahari Department Store Tbk PT	Multiline Retail	1,363,000	1,530,182
Semen Indonesia (Persero) Tbk PT	Construction Materials	1,287,800	877,013
Surya Citra Media Tbk PT	Media	3,172,500	659,343
Telekomunikasi Indonesia Persero Tbk PT	Diversified Telecommunication Services	8,135,700	2,403,421
Unilever Indonesia Tbk PT	Household Products	827,200	2,382,287
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	742,600	1,171,293
			10,869,857
Malaysia 3.6%
Astro Malaysia Holdings Bhd.	Media	827,200	479,429
Berjaya Sports Toto Bhd.	Hotels, Restaurants & Leisure	413,600	272,906
British American Tobacco Malaysia Bhd.	Tobacco	98,700	981,280
Digi.com Bhd.	Wireless Telecommunication Services	2,157,300	2,322,728
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	277,300	298,564
Maxis Bhd.	Wireless Telecommunication Services	860,100	1,146,545
Petronas Chemicals Group Bhd.	Chemicals	1,090,400	1,696,610
Petronas Gas Bhd.	Gas Utilities	286,700	1,361,282
Westports Holdings Bhd.	Transportation Infrastructure	531,100	509,079
			9,068,423
Mexico 2.8%
Gentera SAB de CV	Consumer Finance	427,183	692,152
Gruma SAB de CV, B	Food Products	88,501	1,130,239
Grupo Aeroportuario del Pacifico SAB de CV, B	Transportation Infrastructure	168,072	1,390,817
Kimberly-Clark de Mexico SAB de CV, A	Household Products	797,073	1,444,686
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	1,293,252	2,325,801
			6,983,695
Philippines 0.6%
Globe Telecom Inc.	Wireless Telecommunication Services	13,160	399,466
PLDT Inc.	Wireless Telecommunication Services	43,710	1,200,184
			1,599,650
Poland 0.7%
Eurocash SA	Food & Staples Retailing	26,555	250,263
PGE Polska Grupa Energetyczna SA	Electric Utilities	446,500	1,117,774

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

[a] Tauron Polska Energia SA	Electric Utilities	409,182	279,369
			1,647,406
Qatar 2.3%
Barwa Real Estate Co.	Real Estate Management & Development	49,209	449,332
The Commercial Bank QSC	Banks	35,203	314,192
[a] The Commercial Bank QSC, rts., 1/22/17	Banks	6,339	12,186
Doha Bank QSC	Banks	59,596	571,182
Industries Qatar QSC	Industrial Conglomerates	69,325	2,236,966
Qatar Electricity & Water Co. QSC	Multi-Utilities	15,416	961,013
Qatar Insurance Co. SAQ	Insurance	55,460	1,291,538
			5,836,409
Russia 10.0%
Alrosa PJSC	Metals & Mining	1,486,093	2,360,221
Federal Hydrogenerating Co.	Electric Utilities	28,635,644	432,980
Gazprom PAO	Oil, Gas & Consumable Fuels	1,026,433	2,596,528
Inter RAO UES PJSC	Electric Utilities	10,293,000	644,706
LUKOIL PJSC	Oil, Gas & Consumable Fuels	50,854	2,866,193
MMC Norilsk Nickel PJSC	Metals & Mining	15,134	2,510,196
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	300,659	2,739,003
[b] PhosAgro PJSC, GDR, Reg S	Chemicals	61,899	943,960
Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	545,435	3,597,738
Rostelecom PJSC	Diversified Telecommunication Services	360,255	495,733
Severstal PJSC	Metals & Mining	118,581	1,820,759
Surgutneftegas OAO	Oil, Gas & Consumable Fuels	2,271,557	1,152,082
Tatneft PAO	Oil, Gas & Consumable Fuels	399,735	2,797,449
			24,957,548
South Africa 5.0%
Bidvest Group Ltd.	Industrial Conglomerates	82,062	1,087,659
Fortress Income Fund Ltd., A	Equity Real Estate Investment Trusts (REITs)	367,117	444,836
Life Healthcare Group Holdings Ltd.	Health Care Providers & Services	437,523	1,043,016
Mr. Price Group Ltd.	Specialty Retail	134,232	1,566,122
Pick 'N Pay Stores Ltd.	Food & Staples Retailing	136,018	633,789
Sibanye Gold Ltd.	Metals & Mining	307,474	570,879
The Spar Group Ltd.	Food & Staples Retailing	83,378	1,210,764
Tiger Brands Ltd.	Food Products	62,510	1,818,527
Truworths International Ltd.	Specialty Retail	243,366	1,417,840
Vodacom Group Ltd.	Wireless Telecommunication Services	241,204	2,688,080
			12,481,512
South Korea 15.5%
BGF Retail Co. Ltd.	Food & Staples Retailing	7,332	496,570
Coway Co. Ltd.	Household Durables	30,597	2,236,889
DGB Financial Group Inc.	Banks	52,593	425,429
Dongbu Insurance Co. Ltd.	Insurance	21,197	1,096,881
Hana Financial Group Inc.	Banks	82,203	2,126,878
Hankook Tire Co. Ltd.	Auto Components	31,396	1,507,673
Hanon Systems	Auto Components	88,971	758,736
Hanssem Co. Ltd.	Household Durables	3,995	658,226
Hanwha Life Insurance Co. Ltd.	Insurance	76,140	411,653
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	26,555	692,567
Hyundai Mobis Co. Ltd.	Auto Components	12,315	2,691,803
Industrial Bank of Korea	Banks	87,561	920,703
Kangwon Land Inc.	Hotels, Restaurants & Leisure	55,930	1,655,487
KB Financial Group Inc.	Banks	65,565	2,323,383
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	9,964	447,134
Kia Motors Corp.	Automobiles	80,088	2,602,628
Korea Electric Power Corp.	Electric Utilities	60,489	2,206,111
KT&G Corp.	Tobacco	27,871	2,330,660
Lotte Chemical Corp.	Chemicals	5,640	1,723,100
NAVER Corp.	Internet Software & Services	3,760	2,412,651
NCsoft Corp.	Software	7,238	1,483,197
S-1 Corp.	Commercial Services & Supplies	9,964	723,500
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	1,551	2,314,044

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

SK Hynix Inc.	Semiconductors & Semiconductor Equipment	67,398	2,494,362
SK Telecom Co. Ltd.	Wireless Telecommunication Services	9,635	1,786,918
			38,527,183
Taiwan 13.9%
Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	141,000	1,113,423
Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	282,000	2,318,719
Casetek Holdings Ltd.	Technology Hardware, Storage & Peripherals	47,000	125,269
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	329,000	2,286,636
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	282,150	656,590
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	752,000	2,368,302
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	94,000	984,362
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	799,000	1,797,372
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	188,800	705,898
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	282,000	979,987
Foxconn Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	329,200	871,289
Highwealth Construction Corp.	Real Estate Management & Development	376,000	529,660
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	987,000	2,578,591
Inventec Corp.	Technology Hardware, Storage & Peripherals	1,081,000	741,261
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	22,000	2,587,111
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	188,000	429,328
Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	282,000	422,619
Nien Made Enterprise Co. Ltd.	Household Durables	47,000	484,889
Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	329,000	1,087,173
Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	94,000	745,198
President Chain Store Corp.	Food & Staples Retailing	282,000	2,021,223
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	188,000	594,992
Ruentex Industries Ltd.	Textiles, Apparel & Luxury Goods	188,000	313,246
Siliconware Precision Industries Co.	Semiconductors & Semiconductor Equipment	1,128,000	1,674,728
Taiwan Fertilizer Co. Ltd.	Chemicals	235,000	292,757
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	705,000	2,274,970
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	423,000	2,382,156
Transcend Information Inc.	Technology Hardware, Storage & Peripherals	94,000	248,497
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	470,000	819,572
	Electronic Equipment, Instruments &
Zhen Ding Technology Holding Ltd.	Components	141,000	279,121
			34,714,939
Thailand 2.8%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	592,200	2,430,946
BEC World PCL, NVDR	Media	587,500	272,336
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	141,000	712,668
Central Pattana PCL, NVDR	Real Estate Management & Development	512,300	811,858
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL, NVDR	Components	272,600	620,402
	Electronic Equipment, Instruments &
KCE Electronics PCL, NVDR	Components	89,300	304,229
The Siam Cement PLC, NVDR	Construction Materials	94,000	1,301,964
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	286,700	578,436
			7,032,839
Turkey 2.1%
BIM Birlesik Magazalar AS	Food & Staples Retailing	105,515	1,469,819
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	658,658	962,446
Ford Otomotiv Sanayi AS	Automobiles	36,331	315,841
Petkim Petrokimya Holding AS	Chemicals	199,750	210,108
TAV Havalimanlari Holding AS	Transportation Infrastructure	83,331	332,367
Tofas Turk Otomobil Fabrikasi AS	Automobiles	60,019	420,420
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	56,071	1,127,764
Turk Telekomunikasyon AS	Diversified Telecommunication Services	191,243	287,060
			5,125,825
United Arab Emirates 2.4%
Aldar Properties PJSC	Real Estate Management & Development	1,531,166	1,096,400

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Dubai Islamic Bank PJSC	Banks	262,871	398,647
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	506,660	2,593,375
First Gulf Bank PJSC	Banks	394,659	1,380,753
National Bank of Abu Dhabi PJSC	Banks	228,984	622,819
			6,091,994
Total Common Stocks and Other Equity Interests (Cost $235,863,328)			230,548,318
Management Investment Companies 4.0%
India 4.0%
iShares MSCI India ETF	Diversified Financial Services	186,684	5,004,998
WisdomTree India Earnings ETF	Diversified Financial Services	246,703	4,983,401

Total Management Investment Companies (Cost $10,384,990)			9,988,399
Preferred Stocks 3.2%
Brazil 0.5%
[c] Braskem SA, 7.340%, pfd., A	Chemicals	75,623	795,799
[c] Companhia Paranaense de Energia, 4.586%, pfd.	Electric Utilities	42,253	355,192
			1,150,991
Russia 1.5%
[c] Surgutneftegas OAO, 21.611%, pfd.	Oil, Gas & Consumable Fuels	2,945,208	1,544,885
[c] Transneft PJSC, 0.416%, pfd.	Oil, Gas & Consumable Fuels	705	2,286,143
			3,831,028
South Korea 1.2%
[c] Hyundai Motor Co., 4.232%, pfd.	Automobiles	10,951	867,702
[c] Hyundai Motor Co., 4.125%, pfd., 2	Automobiles	17,578	1,446,641
[c] LG Chem Ltd., 2.813%, pfd.	Chemicals	1,692	251,461
[c] Samsung Electronics Co. Ltd., 1.992%, pfd.	Technology Hardware, Storage & Peripherals	282	334,580
			2,900,384
Total Preferred Stocks (Cost $7,236,028)			7,882,403
Total Investments (Cost $253,484,346) 99.7%			248,419,120
Other Assets, less Liabilities 0.3%			768,273
Net Assets 100.0%			$249,187,393

†Rounds to less than 0.1% of net assets.
aNon-income-producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustee. At December 31, 2016,
the value of this security was $943,960, representing 0.4% of net assets.
cRate disclosed reflects the yield at December 31, 2016.

Abbreviations

Selected Portfolio

ADR	-	American Depository Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2016 (unaudited)

Franklin LibertyQ Global Dividend ETF	Industry	Shares	Value
Common Stocks 98.0%
Australia 12.7%
Amcor Ltd.	Containers & Packaging	15,295	$165,573
BHP Billiton Ltd.	Metals & Mining	28,125	510,355
Brambles Ltd.	Commercial Services & Supplies	26,500	237,939
Challenger Ltd.	Diversified Financial Services	7,705	62,710
Commonwealth Bank of Australia	Banks	8,815	526,018
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	1,040	23,571
Telstra Corp. Ltd.	Diversified Telecommunication Services	88,865	328,170
Wesfarmers Ltd.	Food & Staples Retailing	16,315	497,829
Westpac Banking Corp.	Banks	21,905	517,082
Woolworths Ltd.	Food & Staples Retailing	22,750	397,006
			3,266,253
Belgium 0.3%
Proximus SADP	Diversified Telecommunication Services	2,550	73,588

Brazil 1.9%
Ambev SA	Beverages	97,575	491,667
Canada 9.9%
Bank of Nova Scotia	Banks	9,365	522,074
Canadian Imperial Bank of Commerce	Banks	6,490	530,215
IGM Financial Inc.	Capital Markets	1,740	49,564
National Bank of Canada	Banks	5,955	242,143
Royal Bank of Canada	Banks	7,720	523,110
TELUS Corp.	Diversified Telecommunication Services	2,690	85,752
The Toronto-Dominion Bank	Banks	10,635	525,148
Vermilion Energy Inc.	Oil, Gas & Consumable Fuels	1,460	61,500
			2,539,506
Denmark 1.2%
Pandora AS	Textiles, Apparel & Luxury Goods	2,280	298,845
Tryg AS	Insurance	990	17,933
			316,778
Finland 0.5%
Elisa OYJ	Diversified Telecommunication Services	1,690	55,133
Nokian Renkaat OYJ	Auto Components	1,650	61,643
			116,776
France 2.1%
CNP Assurances	Insurance	2,165	40,190
Sanofi	Pharmaceuticals	6,200	502,884
			543,074
Germany 1.8%
[a] Deutsche Boerse AG	Capital Markets	2,150	175,838
Hugo Boss AG	Textiles, Apparel & Luxury Goods	1,470	90,130
ProSiebenSat.1 Media SE	Media	4,885	188,631
			454,599
Hong Kong 0.6%
Power Assets Holdings Ltd.	Electric Utilities	15,000	132,237
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	25,000	19,605
			151,842
Japan 4.0%
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	2,200	331,599
Lawson Inc.	Food & Staples Retailing	1,000	70,390
NTT DoCoMo Inc.	Wireless Telecommunication Services	22,500	513,718

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Resona Holdings Inc.	Banks	20,000	102,799
			1,018,506
Mexico 0.2%
Kimberly-Clark de Mexico SAB de CV, A	Household Products	28,510	51,674

Netherlands 1.0%
Boskalis Westminster	Construction & Engineering	1,355	47,149
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	10,120	213,801
			260,950
Qatar 0.5%
Qatar National Bank SAQ	Banks	2,785	124,589

Singapore 1.6%
ComfortDelGro Corp. Ltd.	Road & Rail	33,000	56,420
SATS Ltd.	Transportation Infrastructure	6,200	20,814
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	123,500	312,020
StarHub Ltd.	Wireless Telecommunication Services	17,000	33,066
			422,320
South Africa 1.6%
FirstRand Ltd.	Diversified Financial Services	41,445	161,143
RMB Holdings Ltd.	Diversified Financial Services	12,280	59,627
Sanlam Ltd.	Insurance	18,280	84,081
The Spar Group Ltd.	Food & Staples Retailing	2,865	41,604
Truworths International Ltd.	Specialty Retail	8,720	50,802
			397,257
Spain 0.4%
Red Electrica Corp. SA	Electric Utilities	5,590	105,687
Sweden 3.7%
Atlas Copco AB, B	Machinery	7,695	210,573
Hennes & Mauritz AB, B	Specialty Retail	17,055	475,721
Skanska AB, B	Construction & Engineering	5,265	124,662
Telia Co. AB	Diversified Telecommunication Services	31,970	129,188
			940,144
Switzerland 3.9%
Novartis AG	Pharmaceuticals	7,050	514,001
Roche Holding AG	Pharmaceuticals	2,170	496,622
			1,010,623
Taiwan 0.1%
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	5,600	20,938

Thailand 0.4%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	25,500	104,676

United Kingdom 16.5%
Aberdeen Asset Management PLC	Capital Markets	22,535	71,646
Admiral Group PLC	Insurance	6,970	157,350
BAE Systems PLC	Aerospace & Defense	39,240	286,800
British American Tobacco PLC	Tobacco	9,270	529,368
BT Group PLC	Diversified Telecommunication Services	111,375	504,930
GlaxoSmithKline PLC	Pharmaceuticals	26,540	512,244
IMI PLC	Machinery	2,370	30,456
Marks & Spencer Group PLC	Multiline Retail	21,625	93,523
NEX Group PLC	Capital Markets	3,957	22,712
Provident Financial PLC	Consumer Finance	2,820	99,274
Relx NV	Professional Services	17,635	297,422
Relx PLC	Professional Services	22,355	400,257
Smiths Group PLC	Industrial Conglomerates	4,985	87,222
Tate & Lyle PLC	Food Products	5,545	48,476
TP ICAP PLC	Capital Markets	3,233	17,310
Unilever NV, IDR	Personal Products	12,855	530,353

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Unilever PLC	Personal Products	12,965	527,465
			4,216,808
United States 33.1%
Altria Group Inc.	Tobacco	7,930	536,227
Bristol-Myers Squibb Co.	Pharmaceuticals	8,775	512,811
Chevron Corp.	Oil, Gas & Consumable Fuels	4,565	537,300
Cincinnati Financial Corp.	Insurance	1,675	126,881
Clorox Co.	Household Products	3,035	364,261
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	1,850	134,532
Eli Lilly & Co.	Pharmaceuticals	6,500	478,075
H&R Block Inc.	Diversified Consumer Services	3,525	81,040
Hasbro Inc.	Leisure Products	1,305	101,516
	Semiconductors & Semiconductor
Intel Corp.	Equipment	14,240	516,485
Johnson & Johnson	Pharmaceuticals	4,325	498,283
Kimberly-Clark Corp.	Household Products	4,400	502,128
Leggett & Platt Inc.	Household Durables	2,125	103,870
Lockheed Martin Corp.	Aerospace & Defense	1,889	472,137
Mattel Inc.	Leisure Products	5,055	139,265
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	4,970	191,693
McDonald's Corp.	Hotels, Restaurants & Leisure	4,145	504,529
Merck & Co. Inc.	Pharmaceuticals	8,055	474,198
	Semiconductors & Semiconductor
Microchip Technology Inc.	Equipment	2,745	176,092
Navient Corp.	Consumer Finance	2,570	42,225
Paychex Inc.	IT Services	6,970	424,334
Philip Morris International Inc.	Tobacco	5,580	510,514
The Procter & Gamble Co.	Household Products	6,085	511,627
	Technology Hardware, Storage &
Seagate Technology PLC	Peripherals	3,810	145,428
Sysco Corp.	Food & Staples Retailing	7,250	401,432
			8,486,883
Total Common Stocks (Cost $25,215,270)			25,115,138
Preferred Stocks (Cost $337,612) 1.8%
Brazil 1.8%
[b] Itau Unibanco Holding SA, 4.713%, pfd.	Banks	43,902	456,596
Total Investments (Cost $25,552,882) 99.8%			25,571,734

Other Assets, less Liabilities 0.2%			54,077
Net Assets 100.0%			$25,625,811

aNon-income-producing.
bRate disclosed reflects the yield at December 31, 2016.

Abbreviations
Selected Portfolio
IDR	-	International Depositary Receipt
NVDR	-	Non Voting Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2016 (unaudited)

Franklin LibertyQ Global Equity ETF	Industry	Shares/Rights	Value
Common Stocks and Other Equity Interests 98.7%
Australia 3.8%
AGL Energy Ltd.	Multi-Utilities	1,119	$17,899
Amcor Ltd.	Containers & Packaging	2,325	25,169
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	828	9,293
Aurizon Holdings Ltd.	Road & Rail	3,030	11,080
Australia & New Zealand Banking Group Ltd.	Banks	2,166	47,711
Brambles Ltd.	Commercial Services & Supplies	3,021	27,125
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels	261	5,757
Cimic Group Ltd.	Construction & Engineering	81	2,049
Coca-Cola Amatil Ltd.	Beverages	162	1,187
Cochlear Ltd.	Health Care Equipment & Supplies	135	11,980
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	192	1,610
CSL Ltd.	Biotechnology	1,047	76,124
Dexus Property Group	Equity Real Estate Investment Trusts (REITs)	1,914	13,333
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	117	2,652
Fortescue Metals Group Ltd.	Metals & Mining	984	4,197
Goodman Group	Equity Real Estate Investment Trusts (REITs)	1,674	8,643
GPT Group	Equity Real Estate Investment Trusts (REITs)	3,492	12,719
Harvey Norman Holdings Ltd.	Multiline Retail	1,182	4,399
Incitec Pivot Ltd.	Chemicals	2,742	7,148
Macquarie Group Ltd.	Capital Markets	210	13,247
Medibank Private Ltd.	Insurance	4,923	10,053
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	3,939	6,075
Newcrest Mining Ltd.	Metals & Mining	669	9,809
Qantas Airways Ltd.	Airlines	621	1,497
REA Group Ltd.	Media	117	4,679
Scentre Group	Equity Real Estate Investment Trusts (REITs)	10,320	34,673
Sonic Healthcare Ltd.	Health Care Providers & Services	696	10,785
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	1,512	5,266
Tatts Group Ltd.	Hotels, Restaurants & Leisure	2,868	9,304
Telstra Corp. Ltd.	Diversified Telecommunication Services	11,202	41,368
TPG Telecom Ltd.	Diversified Telecommunication Services	642	3,170
Vicinity Centres	Equity Real Estate Investment Trusts (REITs)	5,835	12,633
Wesfarmers Ltd.	Food & Staples Retailing	2,148	65,543
Westfield Corp.	Equity Real Estate Investment Trusts (REITs)	3,336	22,658
Woolworths Ltd.	Food & Staples Retailing	2,568	44,814
			585,649
Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels	210	7,434

Belgium 0.1%
Colruyt SA	Food & Staples Retailing	153	7,585
Proximus SADP	Diversified Telecommunication Services	312	9,004
			16,589
Bermuda 0.1%
Axis Capital Holdings Ltd.	Insurance	192	12,532

Brazil 0.7%
	Independent Power and Renewable
AES Tiete Energia SA	Electricity Producers	246	1,058
Ambev SA	Beverages	9,591	48,328
Banco Santander Brasil SA	Banks	522	4,736
BB Seguridade Participacoes SA	Insurance	1,614	14,034
CETIP SA-Mercados Organizados	Capital Markets	456	6,249
Cielo SA	IT Services	1,794	15,373
EDP-Energias do Brasil SA	Electric Utilities	621	2,557
	Independent Power and Renewable
Engie Brasil SA	Electricity Producers	309	3,323
Equatorial Energia SA	Electric Utilities	231	3,861

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Fibria Celulose SA	Paper & Forest Products	225	2,204
JBS SA	Food Products	858	3,005
Natura Cosmeticos SA	Personal Products	291	2,058
Odontoprev SA	Health Care Providers & Services	516	1,998
Qualicorp SA	Health Care Providers & Services	162	958
			109,742
Canada 3.0%
Agrium Inc.	Chemicals	213	21,436
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	720	32,686
BCE Inc.	Diversified Telecommunication Services	264	11,424
Canadian Imperial Bank of Commerce	Banks	438	35,783
Canadian National Railway Co.	Road & Rail	1,224	82,473
CCL Industries Inc., B	Containers & Packaging	39	7,672
CI Financial Corp.	Capital Markets	456	9,817
Constellation Software Inc.	Software	42	19,108
Dollarama Inc.	Multiline Retail	243	17,827
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods	405	10,295
H&R Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs)	309	5,154
The Jean Coutu Group (PJC) Inc., A	Food & Staples Retailing	156	2,434
Linamar Corp.	Auto Components	69	2,968
Magna International Inc.	Auto Components	762	33,127
Metro Inc., A	Food & Staples Retailing	456	13,656
Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	234	5,795
RioCan REIT	Equity Real Estate Investment Trusts (REITs)	312	6,196
Rogers Communications Inc., B	Wireless Telecommunication Services	603	23,287
Saputo Inc.	Food Products	429	15,198
Shaw Communications Inc., B	Media	699	14,042
Smart Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs)	99	2,384
TELUS Corp.	Diversified Telecommunication Services	357	11,380
The Toronto-Dominion Bank	Banks	1,446	71,402
			455,544
Chile 0.1%
Aguas Andinas SA, A	Water Utilities	3,600	1,874
Enel Americas SA	Electric Utilities	35,769	5,814
			7,688
China 3.2%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	1,500	13,630
Agricultural Bank of China Ltd., H	Banks	36,000	14,766
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	3,000	8,958
Bank of China Ltd., H	Banks	135,000	59,898
Belle International Holdings Ltd.	Textiles, Apparel & Luxury Goods	9,000	5,061
China Construction Bank Corp., H	Banks	138,000	106,261
China Everbright Bank Co. Ltd., H	Banks	9,000	4,098
China Mobile Ltd.	Wireless Telecommunication Services	10,500	111,322
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	6,000	9,534
China Vanke Co. Ltd., H	Real Estate Management & Development	1,800	4,109
Chongqing Changan Automobile Co. Ltd., B	Automobiles	1,500	2,146
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	9,000	5,282
Dongfeng Motor Group Co. Ltd., H	Automobiles	6,000	5,858
Fuyao Glass Industry Group Co. Ltd., H	Auto Components	1,200	3,722
Great Wall Motor Co. Ltd., H	Automobiles	6,000	5,603
Guangdong Investment Ltd.	Water Utilities	6,000	7,925
Guangzhou Automobile Group Co. Ltd., H	Automobiles	6,000	7,259
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	6,000	3,978
Industrial and Commercial Bank of China Ltd., H	Banks	120,000	71,971
Longfor Properties Co. Ltd.	Real Estate Management & Development	4,500	5,711
NetEase Inc., ADR	Internet Software & Services	78	16,797
Sinopec Engineering Group Co. Ltd., H	Construction & Engineering	3,000	2,503
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	6,000	3,250

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Sunac China Holdings Ltd.	Real Estate Management & Development	3,000	2,496
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	1,000	4,379
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	5,100	2,877
			489,394
Czech Republic 0.0%†
CEZ AS	Electric Utilities	285	4,783
[a] Moneta Money Bank AS	Banks	236	763
O2 Czech Republic AS	Diversified Telecommunication Services	105	1,065
			6,611
Denmark 1.4%
Coloplast AS, B	Health Care Equipment & Supplies	261	17,634
Novo Nordisk AS, B	Pharmaceuticals	4,320	156,082
Pandora AS	Textiles, Apparel & Luxury Goods	240	31,457
			205,173
Finland 0.4%
Elisa OYJ	Diversified Telecommunication Services	252	8,221
Kone OYJ, B	Machinery	618	27,749
Neste Oil OYJ	Oil, Gas & Consumable Fuels	150	5,775
Nokian Renkaat OYJ	Auto Components	183	6,837
Orion OYJ, B	Pharmaceuticals	219	9,768
			58,350
France 0.6%
Cie Generale des Etablissements Michelin, B	Auto Components	321	35,787
CNP Assurances	Insurance	312	5,792
Hermes International	Textiles, Apparel & Luxury Goods	45	18,511
SCOR SE	Insurance	288	9,973
Societe BIC SA	Commercial Services & Supplies	51	6,947
Unibail-Rodamco SE	Equity Real Estate Investment Trusts (REITs)	81	19,372
			96,382
Germany 0.3%
[b] Covestro AG, 144A	Chemicals	69	4,744
Deutsche Lufthansa AG	Airlines	357	4,620
Hannover Rueck SE	Insurance	117	12,686
Hugo Boss AG	Textiles, Apparel & Luxury Goods	135	8,277
ProSiebenSat.1 Media SE	Media	393	15,176
			45,503
Hong Kong 0.9%
CLP Holdings Ltd.	Electric Utilities	1,500	13,785
[b] HK Electric Investments and HK Electric Investments Ltd., 144A	Electric Utilities	9,000	7,429
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	6,000	7,359
Hongkong Land Holdings Ltd.	Real Estate Management & Development	1,500	9,495
Kerry Properties Ltd.	Real Estate Management & Development	4,500	12,218
Link REIT	Equity Real Estate Investment Trusts (REITs)	3,000	19,502
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	2,400	4,978
MTR Corp. Ltd.	Road & Rail	3,000	14,588
New World Development Co. Ltd.	Real Estate Management & Development	9,000	9,519
NWS Holdings Ltd.	Industrial Conglomerates	3,000	4,891
PCCW Ltd.	Diversified Telecommunication Services	12,000	6,500
Sands China Ltd.	Hotels, Restaurants & Leisure	3,600	15,648
Sino Land Co. Ltd.	Real Estate Management & Development	6,000	8,992
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,500	5,446
			140,350
Hungary 0.1%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	60	4,228
Richter Gedeon Nyrt	Pharmaceuticals	228	4,835
			9,063
Indonesia 0.4%
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	15,000	4,264

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Indocement Tunggal Prakarsa Tbk PT	Construction Materials	3,300	3,772
Matahari Department Store Tbk PT	Multiline Retail	4,200	4,715
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk,
B	Diversified Telecommunication Services	102,600	30,310
Semen Indonesia (Persero) Tbk PT	Construction Materials	5,700	3,882
Surya Citra Media Tbk PT	Media	11,700	2,432
Unilever Indonesia Tbk PT	Household Products	3,300	9,504
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	3,300	5,205
			64,084
Ireland 0.1%
Paddy Power PLC	Hotels, Restaurants & Leisure	102	10,920
[a] Ryanair Holdings PLC	Airlines	117	1,790
			12,710
Israel 0.5%
Azrieli Group Ltd.	Real Estate Management & Development	69	2,996
Bank Hapoalim B.M.	Banks	447	2,661
Bezeq Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	5,259	10,002
Mizrahi Tefahot Bank Ltd.	Banks	255	3,733
[a] Taro Pharmaceutical Industries Ltd.	Pharmaceuticals	21	2,211
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,512	54,810
			76,413
Italy 0.1%
Snam SpA	Oil, Gas & Consumable Fuels	3,681	15,196

Japan 4.2%
Astellas Pharma Inc.	Pharmaceuticals	3,300	45,934
Bridgestone Corp.	Auto Components	900	32,517
CANON Inc.	Technology Hardware, Storage & Peripherals	1,800	50,851
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	100	15,073
Fuji Heavy Industries Ltd.	Automobiles	1,200	49,097
Hino Motors Ltd.	Machinery	600	6,122
Hitachi Chemical Co. Ltd.	Chemicals	300	7,518
Hoya Corp.	Health Care Equipment & Supplies	600	25,263
Isuzu Motors Ltd.	Automobiles	1,200	15,237
Japan Airlines Co. Ltd.	Airlines	300	8,784
Japan Post Bank Co. Ltd.	Banks	600	7,217
Japan Tobacco Inc.	Tobacco	1,800	59,324
Kakaku.com Inc.	Internet Software & Services	300	4,975
KDDI Corp.	Wireless Telecommunication Services	3,300	83,734
Kuraray Co. Ltd.	Chemicals	900	13,550
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	300	40,254
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,200	50,537
Nitto Denko Corp.	Chemicals	300	23,069
NTT DoCoMo Inc.	Wireless Telecommunication Services	2,700	61,646
Park24 Co. Ltd.	Commercial Services & Supplies	300	8,154
Resona Holdings Inc.	Banks	2,400	12,336
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	900	11,034
Start Today Co. Ltd.	Internet & Catalog Retail	300	5,193
Sumitomo Rubber Industries Ltd.	Auto Components	600	9,548
			646,967
Luxembourg 0.0%†
RTL Group SA	Media	72	5,295

Malaysia 0.3%
AirAsia Bhd	Airlines	1,500	766
Astro Malaysia Holdings Bhd.	Media	2,100	1,217
Berjaya Sports Toto Bhd.	Hotels, Restaurants & Leisure	1,200	792
British American Tobacco Malaysia Bhd.	Tobacco	300	2,983
Digi.com Bhd.	Wireless Telecommunication Services	8,100	8,721
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	1,500	1,615
Maxis Bhd.	Wireless Telecommunication Services	2,400	3,199

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Petronas Chemicals Group Bhd.	Chemicals	5,100	7,935
Petronas Gas Bhd.	Gas Utilities	1,800	8,547
Westports Holdings Bhd.	Transportation Infrastructure	2,700	2,588
			38,363
Mexico 0.2%
Gentera SAB de CV	Consumer Finance	2,022	3,276
Gruma SAB de CV, B	Food Products	321	4,100
Grupo Aeroportuario del Pacifico SAB de CV, B	Transportation Infrastructure	633	5,238
Kimberly-Clark de Mexico SAB de CV, A	Household Products	2,724	4,937
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	6,822	12,269
			29,820
Netherlands 0.3%
Aegon NV	Insurance	2,523	13,912
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,626	34,352
			48,264
New Zealand 0.1%
Fletcher Building Ltd.	Construction Materials	486	3,592
Mercury NZ Ltd.	Electric Utilities	1,179	2,433
	Independent Power and Renewable
Meridian Energy Ltd.	Electricity Producers	2,166	3,927
Spark New Zealand Ltd.	Diversified Telecommunication Services	4,512	10,729
			20,681
Norway 0.2%
[a] Marine Harvest ASA	Food Products	300	5,427
Telenor ASA	Diversified Telecommunication Services	1,173	17,579
Yara International ASA	Chemicals	354	13,983
			36,989
Philippines 0.0%†
Globe Telecom Inc.	Wireless Telecommunication Services	60	1,821
PLDT Inc.	Wireless Telecommunication Services	165	4,531
			6,352
Poland 0.1%
Eurocash SA	Food & Staples Retailing	66	622
PGE Polska Grupa Energetyczna SA	Electric Utilities	1,788	4,476
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	405	8,276
[a] Tauron Polska Energia SA	Electric Utilities	1,482	1,012
			14,386
Qatar 0.1%
Barwa Real Estate Co.	Real Estate Management & Development	285	2,602
The Commercial Bank QSC	Banks	81	723
[a] The Commercial Bank QSC, rts., 1/22/17	Banks	14	27
Doha Bank QSC	Banks	300	2,875
Industries Qatar QSC	Industrial Conglomerates	258	8,325
Qatar Electricity & Water Co. QSC	Multi-Utilities	36	2,244
Qatar Insurance Co. SAQ	Insurance	186	4,332
			21,128
Russia 1.4%
Alrosa PJSC	Metals & Mining	4,764	7,566
Federal Hydrogenerating Co.	Electric Utilities	136,779	2,068
Gazprom PAO	Oil, Gas & Consumable Fuels	23,064	58,344
Inter RAO UES PJSC	Electric Utilities	33,006	2,067
LUKOIL PJSC	Oil, Gas & Consumable Fuels	921	51,909
MMC Norilsk Nickel PJSC	Metals & Mining	126	20,899
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	1,152	10,495
[c] PhosAgro PJSC, GDR, Reg S	Chemicals	93	1,418
Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	2,280	15,039
Rostelecom PJSC	Diversified Telecommunication Services	1,335	1,837
Severstal PJSC	Metals & Mining	432	6,633
Surgutneftegas OAO	Oil, Gas & Consumable Fuels	15,099	7,658

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Tatneft PAO	Oil, Gas & Consumable Fuels	2,970	20,785
			206,718
Singapore 1.2%
Broadcom Ltd.	Semiconductors & Semiconductor Equipment	474	83,789
CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs)	3,900	3,995
CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs)	4,500	5,871
ComfortDelGro Corp. Ltd.	Road & Rail	4,200	7,181
Singapore Airlines Ltd.	Airlines	900	6,024
Singapore Exchange Ltd.	Capital Markets	2,100	10,408
Singapore Press Holdings Ltd.	Media	3,600	8,796
Singapore Technologies Engineering Ltd.	Aerospace & Defense	2,700	6,037
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	15,600	39,413
StarHub Ltd.	Wireless Telecommunication Services	1,800	3,501
Suntec REIT	Equity Real Estate Investment Trusts (REITs)	3,300	3,769
			178,784
South Africa 0.3%
Bidvest Group Ltd.	Industrial Conglomerates	219	2,903
Fortress Income Fund Ltd., A	Equity Real Estate Investment Trusts (REITs)	2,358	2,857
Life Healthcare Group Holdings Ltd.	Health Care Providers & Services	1,578	3,762
Mr. Price Group Ltd.	Specialty Retail	504	5,880
Pick 'N Pay Stores Ltd.	Food & Staples Retailing	252	1,174
Sibanye Gold Ltd.	Metals & Mining	1,221	2,267
The Spar Group Ltd.	Food & Staples Retailing	312	4,531
Tiger Brands Ltd.	Food Products	234	6,807
Truworths International Ltd.	Specialty Retail	1,047	6,100
Vodacom Group Ltd.	Wireless Telecommunication Services	762	8,492
			44,773
South Korea 2.4%
Coway Co. Ltd.	Household Durables	108	7,896
DGB Financial Group Inc.	Banks	318	2,572
Dongbu Insurance Co. Ltd.	Insurance	81	4,192
Hana Financial Group Inc.	Banks	225	5,822
Hankook Tire Co. Ltd.	Auto Components	105	5,042
Hanon Systems	Auto Components	315	2,686
Hanssem Co. Ltd.	Household Durables	15	2,471
Hanwha Life Insurance Co. Ltd.	Insurance	288	1,557
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	114	2,973
Hyundai Mobis Co. Ltd.	Auto Components	135	29,508
Industrial Bank of Korea	Banks	285	2,997
Kangwon Land Inc.	Hotels, Restaurants & Leisure	225	6,660
KB Financial Group Inc.	Banks	429	15,202
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	39	1,750
Kia Motors Corp.	Automobiles	552	17,938
Korea Electric Power Corp.	Electric Utilities	324	11,817
KT&G Corp.	Tobacco	228	19,066
Lotte Chemical Corp.	Chemicals	18	5,499
NAVER Corp.	Internet Software & Services	24	15,400
NCsoft Corp.	Software	24	4,918
S-1 Corp.	Commercial Services & Supplies	33	2,396
S-Oil Corp.	Oil, Gas & Consumable Fuels	39	2,735
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	102	152,181
SK Hynix Inc.	Semiconductors & Semiconductor Equipment	1,074	39,748
SK Telecom Co. Ltd.	Wireless Telecommunication Services	36	6,677
			369,703
Spain 1.4%
Amadeus IT Group SA, A	IT Services	354	16,119
Banco Santander SA	Banks	20,340	106,388
Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing	981	4,827
Endesa SA	Electric Utilities	528	11,208
Industria de Diseno Textil SA	Specialty Retail	1,965	67,214

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Zardoya Otis SA	Machinery	342	2,897
			208,653
Sweden 0.8%
Hennes & Mauritz AB, B	Specialty Retail	2,046	57,070
ICA Gruppen AB	Food & Staples Retailing	132	4,038
L E Lundbergforetagen AB, B	Diversified Financial Services	13	799
Nordea Bank AB	Banks	2,196	24,487
Skanska AB, B	Construction & Engineering	192	4,546
Swedish Match AB	Tobacco	360	11,484
Telia Co. AB	Diversified Telecommunication Services	4,296	17,360
			119,784
Switzerland 2.3%
[a] Actelion Ltd.	Biotechnology	141	30,590
Ems-Chemie Holding AG	Chemicals	24	12,220
Geberit AG	Building Products	66	26,508
Kuehne & Nagel International AG	Marine	69	9,138
Partners Group Holding AG	Capital Markets	39	18,313
Roche Holding AG	Pharmaceuticals	630	144,181
[a] Swiss Life Holding AG	Insurance	60	17,014
[a] Swiss Prime Site AG	Real Estate Management & Development	132	10,825
Swiss Re AG	Insurance	618	58,678
Swisscom AG	Diversified Telecommunication Services	45	20,194
			347,661
Taiwan 2.2%
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,025	7,040
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	9,000	28,344
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	3,000	10,425
Foxconn Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	3,050	8,072
Highwealth Construction Corp.	Real Estate Management & Development	3,000	4,226
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	21,000	54,864
Inventec Corp.	Technology Hardware, Storage & Peripherals	6,000	4,114
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	6,049	9,122
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	1,000	2,284
Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	3,000	4,496
Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	3,000	8,098
Ruentex Industries Ltd.	Textiles, Apparel & Luxury Goods	3,000	4,999
Siliconware Precision Industries Co.	Semiconductors & Semiconductor Equipment	3,000	4,454
Taiwan Fertilizer Co. Ltd.	Chemicals	3,000	3,737
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	19,361
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	27,000	152,053
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	3,000	5,231
	Electronic Equipment, Instruments &
Zhen Ding Technology Holding Ltd.	Components	3,000	5,939
			336,859
Thailand 0.2%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	2,400	9,852
BEC World PCL, NVDR	Media	2,100	973
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	600	3,033
Central Pattana PCL, NVDR	Real Estate Management & Development	2,700	4,279
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL, NVDR	Components	1,800	4,097
IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	11,100	1,488
	Electronic Equipment, Instruments &
KCE Electronics PCL, NVDR	Components	800	2,725
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	1,500	3,026
			29,473
Turkey 0.1%
BIM Birlesik Magazalar AS	Food & Staples Retailing	396	5,516
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	3,327	4,862
Ford Otomotiv Sanayi AS	Automobiles	87	756

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Petkim Petrokimya Holding AS	Chemicals	1,407	1,480
TAV Havalimanlari Holding AS	Transportation Infrastructure	282	1,125
Tofas Turk Otomobil Fabrikasi AS	Automobiles	225	1,576
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	198	3,982
Turk Telekomunikasyon AS	Diversified Telecommunication Services	408	613
			19,910
United Arab Emirates 0.2%
Aldar Properties PJSC	Real Estate Management & Development	5,841	4,183
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	2,628	13,452
First Gulf Bank PJSC	Banks	1,533	5,363
National Bank of Abu Dhabi PJSC	Banks	963	2,619
			25,617
United Kingdom 9.4%
3i Group PLC	Capital Markets	585	5,089
Admiral Group PLC	Insurance	573	12,936
AstraZeneca PLC	Pharmaceuticals	2,202	120,740
BAE Systems PLC	Aerospace & Defense	5,490	40,126
Barratt Developments PLC	Household Durables	927	5,296
The Berkeley Group Holdings PLC	Household Durables	225	7,807
British American Tobacco PLC	Tobacco	2,772	158,296
BT Group PLC	Diversified Telecommunication Services	13,713	62,169
Burberry Group PLC	Textiles, Apparel & Luxury Goods	819	15,150
Capita PLC	Professional Services	378	2,480
Compass Group PLC	Hotels, Restaurants & Leisure	1,377	25,539
Croda International PLC	Chemicals	252	9,952
Delphi Automotive PLC	Auto Components	441	29,701
Direct Line Insurance Group PLC	Insurance	2,382	10,873
easyJet PLC	Airlines	312	3,874
Experian PLC	Professional Services	1,122	21,822
GlaxoSmithKline PLC	Pharmaceuticals	7,965	153,731
Hargreaves Lansdown PLC	Capital Markets	537	8,049
HSBC Holdings PLC	Banks	17,607	142,916
Imperial Brands PLC	Tobacco	1,485	65,003
International Consolidated Airlines Group SA	Airlines	849	4,593
Intertek Group PLC	Professional Services	159	6,839
ITV PLC	Media	8,820	22,494
Johnson Matthey PLC	Chemicals	57	2,241
Marks & Spencer Group PLC	Multiline Retail	2,826	12,222
Mondi PLC	Paper & Forest Products	201	4,138
Next PLC	Multiline Retail	342	21,058
Persimmon PLC	Household Durables	642	14,089
Provident Financial PLC	Consumer Finance	201	7,076
Randgold Resources Ltd.	Metals & Mining	123	9,750
Reckitt Benckiser Group PLC	Household Products	1,110	94,446
Relx NV	Professional Services	1,791	30,206
Relx PLC	Professional Services	2,127	38,083
Royal Mail PLC	Air Freight & Logistics	1,656	9,456
The Sage Group PLC	Software	1,662	13,451
SSE PLC	Electric Utilities	1,599	30,684
Tate & Lyle PLC	Food Products	885	7,737
Unilever NV, IDR	Personal Products	2,673	110,279
Unilever PLC	Personal Products	2,238	91,050
William Hill PLC	Hotels, Restaurants & Leisure	1,674	6,003
			1,437,444
United States 55.4%
3M Co.	Industrial Conglomerates	879	156,963
AbbVie Inc.	Biotechnology	2,292	143,525
Accenture PLC, A	IT Services	1,338	156,720
	Mortgage Real Estate Investment Trusts
AGNC Investment Corp.	(REITs)	828	15,012
Alliant Energy Corp.	Electric Utilities	258	9,776
Altria Group Inc.	Tobacco	2,427	164,114

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

American Airlines Group Inc.	Airlines	192	8,964
American Electric Power Co. Inc.	Electric Utilities	585	36,832
AmerisourceBergen Corp.	Health Care Providers & Services	132	10,321
	Mortgage Real Estate Investment Trusts
Annaly Capital Management Inc.	(REITs)	1,983	19,771
Apple Inc.	Technology Hardware, Storage & Peripherals	1,395	161,569
AT&T Inc.	Diversified Telecommunication Services	3,870	164,591
Atmos Energy Corp.	Gas Utilities	102	7,563
Avery Dennison Corp.	Containers & Packaging	84	5,898
Bed Bath & Beyond Inc.	Specialty Retail	267	10,851
Best Buy Co. Inc.	Specialty Retail	471	20,098
[a] Biogen Inc.	Biotechnology	300	85,074
The Boeing Co.	Aerospace & Defense	1,023	159,261
Broadridge Financial Solutions Inc.	IT Services	117	7,757
C.H. Robinson Worldwide Inc.	Air Freight & Logistics	297	21,758
CA Inc.	Software	564	17,918
Campbell Soup Co.	Food Products	375	22,676
[a] Chipotle Mexican Grill Inc.	Hotels, Restaurants & Leisure	48	18,111
Church & Dwight Co. Inc.	Household Products	498	22,007
Cincinnati Financial Corp.	Insurance	234	17,725
Cisco Systems Inc.	Communications Equipment	5,064	153,034
Clorox Co.	Household Products	306	36,726
Coach Inc.	Textiles, Apparel & Luxury Goods	534	18,701
The Coca-Cola Co.	Beverages	3,462	143,535
Colgate-Palmolive Co.	Household Products	1,503	98,356
Consolidated Edison Inc.	Multi-Utilities	396	29,177
Cummins Inc.	Machinery	186	25,421
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	150	10,908
Delta Air Lines Inc.	Airlines	249	12,248
Dick's Sporting Goods Inc.	Specialty Retail	162	8,602
Dollar General Corp.	Multiline Retail	324	23,999
Domino's Pizza Inc.	Hotels, Restaurants & Leisure	39	6,210
The Dow Chemical Co.	Chemicals	819	46,863
Dr. Pepper Snapple Group Inc.	Beverages	357	32,369
Eli Lilly & Co.	Pharmaceuticals	1,545	113,635
Emerson Electric Co.	Electrical Equipment	963	53,687
Equifax Inc.	Professional Services	162	19,153
Estee Lauder Cos. Inc., A	Personal Products	327	25,012
Everest Re Group Ltd.	Insurance	78	16,879
Exelon Corp.	Electric Utilities	1,503	53,341
Expeditors International of Washington Inc.	Air Freight & Logistics	276	14,617
[a] F5 Networks Inc.	Communications Equipment	120	17,366
Fastenal Co.	Trading Companies & Distributors	423	19,873
Foot Locker Inc.	Specialty Retail	279	19,778
The Gap Inc.	Specialty Retail	510	11,444
Garmin Ltd.	Household Durables	231	11,201
General Dynamics Corp.	Aerospace & Defense	429	74,071
General Mills Inc.	Food Products	1,053	65,044
General Motors Co.	Automobiles	1,812	63,130
Genuine Parts Co.	Distributors	246	23,503
Gilead Sciences Inc.	Biotechnology	1,995	142,862
H&R Block Inc.	Diversified Consumer Services	432	9,932
Hasbro Inc.	Leisure Products	102	7,935
HCP Inc.	Equity Real Estate Investment Trusts (REITs)	627	18,634
The Hershey Co.	Food Products	309	31,960
The Home Depot Inc.	Specialty Retail	1,146	153,656
Hormel Foods Corp.	Food Products	591	20,573
HP Inc.	Technology Hardware, Storage & Peripherals	2,931	43,496
Huntington Ingalls Industries Inc.	Aerospace & Defense	18	3,315
Illinois Tool Works Inc.	Machinery	315	38,575
Ingredion Inc.	Food Products	75	9,372
Intel Corp.	Semiconductors & Semiconductor Equipment	4,353	157,883
International Business Machines Corp.	IT Services	960	159,350
International Flavors & Fragrances Inc.	Chemicals	123	14,493

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Intuit Inc.	Software	546	62,577
[a] Intuitive Surgical Inc.	Health Care Equipment & Supplies	60	38,050
J.B. Hunt Transport Services Inc.	Road & Rail	150	14,560
Johnson & Johnson	Pharmaceuticals	1,308	150,695
Kimberly-Clark Corp.	Household Products	672	76,689
KLA-Tencor Corp.	Semiconductors & Semiconductor Equipment	273	21,480
Kohl's Corp.	Multiline Retail	297	14,666
The Kroger Co.	Food & Staples Retailing	1,416	48,866
L Brands Inc.	Specialty Retail	372	24,492
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	633	33,809
Lear Corp.	Auto Components	36	4,765
Leggett & Platt Inc.	Household Durables	138	6,745
Linear Technology Corp.	Semiconductors & Semiconductor Equipment	528	32,921
Lockheed Martin Corp.	Aerospace & Defense	524	130,969
Lowe's Cos. Inc.	Specialty Retail	1,152	81,930
LyondellBasell Industries NV, A	Chemicals	828	71,026
Marsh & McLennan Cos. Inc.	Insurance	807	54,545
Mastercard Inc., A	IT Services	1,515	156,424
Mattel Inc.	Leisure Products	621	17,109
Maxim Integrated Products Inc.	Semiconductors & Semiconductor Equipment	498	19,208
McCormick & Co. Inc.	Food Products	120	11,200
McDonald's Corp.	Hotels, Restaurants & Leisure	1,230	149,716
Merck & Co. Inc.	Pharmaceuticals	2,187	128,749
[a] Mettler-Toledo International Inc.	Life Sciences Tools & Services	48	20,091
[a] Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	417	17,923
Microsoft Corp.	Software	2,610	162,185
Nordstrom Inc.	Multiline Retail	153	7,333
Northrop Grumman Corp.	Aerospace & Defense	297	69,076
[a] O'Reilly Automotive Inc.	Specialty Retail	174	48,443
Omnicom Group Inc.	Media	219	18,639
Packaging Corp. of America	Containers & Packaging	48	4,071
Paychex Inc.	IT Services	639	38,902
PepsiCo Inc.	Beverages	1,443	150,981
Pfizer Inc.	Pharmaceuticals	4,623	150,155
Philip Morris International Inc.	Tobacco	1,665	152,331
Phillips 66	Oil, Gas & Consumable Fuels	732	63,252
Pinnacle West Capital Corp.	Electric Utilities	165	12,875
Polaris Industries Inc.	Leisure Products	123	10,134
The Procter & Gamble Co.	Household Products	1,848	155,380
Public Service Enterprise Group Inc.	Multi-Utilities	927	40,677
Public Storage	Equity Real Estate Investment Trusts (REITs)	306	68,391
QUALCOMM Inc.	Semiconductors & Semiconductor Equipment	2,307	150,416
Raytheon Co.	Aerospace & Defense	504	71,568
Realty Income Corp.	Equity Real Estate Investment Trusts (REITs)	291	16,727
Reinsurance Group of America Inc.	Insurance	7	881
ResMed Inc.	Health Care Equipment & Supplies	255	15,823
Robert Half International Inc.	Professional Services	183	8,927
Rockwell Automation Inc.	Electrical Equipment	120	16,128
Ross Stores Inc.	Specialty Retail	900	59,040
SCANA Corp.	Multi-Utilities	150	10,992
Scripps Networks Interactive Inc., A	Media	126	8,993
Seagate Technology PLC	Technology Hardware, Storage & Peripherals	678	25,879
SEI Investments Co.	Capital Markets	234	11,550
The Sherwin-Williams Co.	Chemicals	156	41,923
Simon Property Group Inc.	Equity Real Estate Investment Trusts (REITs)	534	94,876
Skyworks Solutions Inc.	Semiconductors & Semiconductor Equipment	345	25,758
The Southern Co.	Electric Utilities	1,566	77,032
Southwest Airlines Co.	Airlines	282	14,055
Staples Inc.	Specialty Retail	1,218	11,023
Starbucks Corp.	Hotels, Restaurants & Leisure	2,730	151,570
Sysco Corp.	Food & Staples Retailing	939	51,992
T. Rowe Price Group Inc.	Capital Markets	399	30,029
Target Corp.	Multiline Retail	681	49,189
Tesoro Corp.	Oil, Gas & Consumable Fuels	120	10,494

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	1,896	138,351
The TJX Cos. Inc.	Specialty Retail	1,428	107,286
Tyson Foods Inc., A	Food Products	390	24,055
[a] Ulta Salon Cosmetics & Fragrance Inc.	Specialty Retail	99	25,239
[a] United Continental Holdings Inc.	Airlines	108	7,871
United Parcel Service Inc., B	Air Freight & Logistics	1,317	150,981
[a] United Therapeutics Corp.	Biotechnology	81	11,618
UnitedHealth Group Inc.	Health Care Providers & Services	1,017	162,761
Valero Energy Corp.	Oil, Gas & Consumable Fuels	834	56,979
Valspar Corp.	Chemicals	69	7,149
VEREIT Inc.	Equity Real Estate Investment Trusts (REITs)	1,275	10,787
Verizon Communications Inc.	Diversified Telecommunication Services	3,006	160,460
VF Corp.	Textiles, Apparel & Luxury Goods	552	29,449
Visa Inc., A	IT Services	1,986	154,948
W.W. Grainger Inc.	Trading Companies & Distributors	99	22,993
Wal-Mart Stores Inc.	Food & Staples Retailing	2,154	148,884
Waste Management Inc.	Commercial Services & Supplies	456	32,335
WEC Energy Group Inc.	Multi-Utilities	414	24,281
Westar Energy Inc.	Electric Utilities	135	7,607
Western Union Co.	IT Services	942	20,460
Whole Foods Market Inc.	Food & Staples Retailing	333	10,243
Xcel Energy Inc.	Electric Utilities	606	24,664
Xilinx Inc.	Semiconductors & Semiconductor Equipment	438	26,442
Yum! Brands Inc.	Hotels, Restaurants & Leisure	825	52,247
			8,439,759
Total Common Stocks and Other Equity Interests (Cost $14,901,845)			15,047,790
Management Investment Companies (Cost $129,922) 0.8%
India 0.8%
iShares MSCI India ETF	Diversified Financial Services	4,692	125,792
Preferred Stocks 0.5%
Brazil 0.1%
[d] Braskem SA, 7.340%, pfd., A	Chemicals	231	2,431
[d] Companhia Paranaense de Energia, 4.586%, pfd., B	Electric Utilities	225	1,891
[d] Itausa-Investimentos Itau SA, 6.992%, pfd.	Banks	4,398	11,189
			15,511
Germany 0.1%
[d] Fuchs Petrolub SE, 2.056%, pfd.	Chemicals	132	5,552

Russia 0.1%
[d] Surgutneftegas OAO, 21.611%, pfd.	Oil, Gas & Consumable Fuels	18,999	9,966
[d] Transneft PJSC, 0.416%, pfd.	Oil, Gas & Consumable Fuels	3	9,728
			19,694
South Korea 0.2%
[d] Hyundai Motor Co., 4.232%, pfd.	Automobiles	45	3,566
[d] Hyundai Motor Co., 4.125%, pfd., 2	Automobiles	66	5,432
[d] LG Chem Ltd., 2.813%, pfd.	Chemicals	15	2,229
[d]Samsung Electronics Co. Ltd., 1.992%, pfd.	Technology Hardware, Storage & Peripherals	18	21,356
			32,583
Total Preferred Stocks (Cost $65,187)			73,340
Total Investments (Cost $15,096,954) 100.0%			15,246,922

Other Assets, less Liabilities (0.0)%†			(2,926)
Net Assets 100.0%			$15,243,996

†Rounds to less than 0.1% of net assets.
aNon-income-producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2016, the aggregate value of these securities was $12,173, representing 0.1% of net assets.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31,
2016, the value of this security was $1,418, representing less than 0.1% of net assets.
dRate disclosed reflects the yield at December 31, 2016.

Abbreviations

Selected Portfolio

ADR	-	American Depository Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
IDR	-	International Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2016 (unaudited)

Franklin LibertyQ International Equity Hedged ETF	Industry	Shares	Value
Common Stocks 100.5%
Australia 15.2%
AGL Energy Ltd.	Multi-Utilities	2,042	$32,662
Amcor Ltd.	Containers & Packaging	4,516	48,887
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	1,812	20,337
Aurizon Holdings Ltd.	Road & Rail	6,456	23,608
Australia & New Zealand Banking Group Ltd.	Banks	4,668	102,823
Australian Stock Exchange Ltd.	Capital Markets	330	11,885
Boral Ltd.	Construction Materials	1,922	7,529
Brambles Ltd.	Commercial Services & Supplies	5,680	51,000
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels	734	16,189
Challenger Ltd.	Diversified Financial Services	956	7,781
Cimic Group Ltd.	Construction & Engineering	272	6,882
Coca-Cola Amatil Ltd.	Beverages	1,624	11,900
Cochlear Ltd.	Health Care Equipment & Supplies	284	25,202
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	624	5,232
CSL Ltd.	Biotechnology	1,976	143,669
Dexus Property Group	Equity Real Estate Investment Trusts (REITs)	3,710	25,843
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	246	5,575
Fortescue Metals Group Ltd.	Metals & Mining	2,544	10,850
Goodman Group	Equity Real Estate Investment Trusts (REITs)	5,654	29,191
GPT Group	Equity Real Estate Investment Trusts (REITs)	5,992	21,824
Harvey Norman Holdings Ltd.	Multiline Retail	2,536	9,439
Incitec Pivot Ltd.	Chemicals	4,840	12,617
James Hardie Industries PLC, CDI	Construction Materials	1,282	20,395
Macquarie Group Ltd.	Capital Markets	538	33,939
Medibank Private Ltd.	Insurance	11,746	23,985
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	9,534	14,705
Newcrest Mining Ltd.	Metals & Mining	1,216	17,830
Qantas Airways Ltd.	Airlines	2,016	4,861
REA Group Ltd.	Media	232	9,278
Scentre Group	Equity Real Estate Investment Trusts (REITs)	17,648	59,294
Sonic Healthcare Ltd.	Health Care Providers & Services	1,372	21,260
Stockland	Equity Real Estate Investment Trusts (REITs)	7,204	23,891
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	3,062	10,665
Tatts Group Ltd.	Hotels, Restaurants & Leisure	4,776	15,493
Telstra Corp. Ltd.	Diversified Telecommunication Services	20,876	77,093
TPG Telecom Ltd.	Diversified Telecommunication Services	1,296	6,400
Vicinity Centres	Equity Real Estate Investment Trusts (REITs)	10,060	21,780
Wesfarmers Ltd.	Food & Staples Retailing	4,096	124,984
Westfield Corp.	Equity Real Estate Investment Trusts (REITs)	6,430	43,673
Westpac Banking Corp.	Banks	8,090	190,970
Woolworths Ltd.	Food & Staples Retailing	4,794	83,659
			1,435,080
Austria 0.2%
OMV AG	Oil, Gas & Consumable Fuels	496	17,557

Belgium 0.3%
Colruyt SA	Food & Staples Retailing	274	13,584
Proximus SADP	Diversified Telecommunication Services	552	15,930
			29,514
Denmark 3.6%
Coloplast AS, B	Health Care Equipment & Supplies	522	35,269
Danske Bank AS	Banks	1,090	33,119
Novo Nordisk AS, B	Pharmaceuticals	5,660	204,496
Pandora AS	Textiles, Apparel & Luxury Goods	482	63,177

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Tryg AS	Insurance	312	5,652
			341,713
Finland 1.3%
Elisa OYJ	Diversified Telecommunication Services	510	16,638
Kone OYJ, B	Machinery	1,232	55,318
Neste Oil OYJ	Oil, Gas & Consumable Fuels	344	13,243
Nokian Renkaat OYJ	Auto Components	322	12,030
Orion OYJ, B	Pharmaceuticals	446	19,894
			117,123
France 3.9%
AXA SA	Insurance	5,670	143,441
Cie Generale des Etablissements Michelin, B	Auto Components	612	68,230
CNP Assurances	Insurance	618	11,472
Gecina SA	Equity Real Estate Investment Trusts (REITs)	108	14,974
Hermes International	Textiles, Apparel & Luxury Goods	82	33,731
SCOR SE	Insurance	488	16,898
Societe BIC SA	Commercial Services & Supplies	88	11,987
Thales SA	Aerospace & Defense	256	24,877
Unibail-Rodamco SE	Equity Real Estate Investment Trusts (REITs)	170	40,658
			366,268
Germany 1.0%
[a] Covestro AG, 144A	Chemicals	210	14,437
Deutsche Lufthansa AG	Airlines	736	9,525
Hannover Rueck SE	Insurance	194	21,035
Hugo Boss AG	Textiles, Apparel & Luxury Goods	274	16,800
ProSiebenSat.1 Media SE	Media	848	32,745
			94,542
Hong Kong 4.5%
Cheung Kong Infrastructure Holdings Ltd.	Electric Utilities	2,000	15,916
CLP Holdings Ltd.	Electric Utilities	4,000	36,759
[a] HK Electric Investments and HK Electric Investments Ltd., 144A	Electric Utilities	9,000	7,429
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	10,000	12,266
Hong Kong Exchanges & Clearing Ltd.	Capital Markets	1,800	42,532
Hongkong Land Holdings Ltd.	Real Estate Management & Development	2,800	17,724
Hysan Development Co. Ltd.	Real Estate Management & Development	2,000	8,268
Kerry Properties Ltd.	Real Estate Management & Development	2,000	5,430
Li & Fung Ltd.	Textiles, Apparel & Luxury Goods	20,000	8,796
Link REIT	Equity Real Estate Investment Trusts (REITs)	7,000	45,504
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	3,200	6,637
MTR Corp. Ltd.	Road & Rail	5,000	24,313
New World Development Co. Ltd.	Real Estate Management & Development	20,000	21,153
NWS Holdings Ltd.	Industrial Conglomerates	4,000	6,521
PCCW Ltd.	Diversified Telecommunication Services	16,000	8,667
Power Assets Holdings Ltd.	Electric Utilities	4,000	35,263
Sands China Ltd.	Hotels, Restaurants & Leisure	8,800	38,250
Sino Land Co. Ltd.	Real Estate Management & Development	12,000	17,985
Swire Pacific Ltd., A	Real Estate Management & Development	2,000	19,102
Swire Properties Ltd.	Real Estate Management & Development	3,200	8,833
The Wharf Holdings Ltd.	Real Estate Management & Development	4,000	26,596
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,000	7,262
			421,206
Ireland 0.3%
Paddy Power PLC	Hotels, Restaurants & Leisure	220	23,552
[b] Ryanair Holdings PLC	Airlines	420	6,426
			29,978
Israel 1.7%
Azrieli Group Ltd.	Real Estate Management & Development	148	6,426
Bank Hapoalim B.M.	Banks	2,996	17,834
Bezeq Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	10,274	19,541
Mizrahi Tefahot Bank Ltd.	Banks	426	6,237

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

[b] Taro Pharmaceutical Industries Ltd.	Pharmaceuticals	52	5,474
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	2,880	104,400
			159,912
Italy 0.4%
Snam SpA	Oil, Gas & Consumable Fuels	7,576	31,276
UnipolSai SpA	Insurance	2,692	5,764
			37,040
Japan 19.6%
ABC-Mart Inc.	Specialty Retail	200	11,352
Asahi Kasei Corp.	Chemicals	4,000	34,964
Ashikaga Holdings Co. Ltd.	Banks	1,400	5,197
Astellas Pharma Inc.	Pharmaceuticals	7,200	100,220
Bandai Namco Holdings Inc.	Leisure Products	400	11,060
Bridgestone Corp.	Auto Components	2,200	79,486
CANON Inc.	Technology Hardware, Storage & Peripherals	3,400	96,052
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	300	45,218
FamilyMart UNY Holdings Co. Ltd.	Food & Staples Retailing	200	13,341
Fuji Heavy Industries Ltd.	Automobiles	2,800	114,559
Hino Motors Ltd.	Machinery	1,000	10,203
Hitachi Chemical Co. Ltd.	Chemicals	200	5,012
Hoya Corp.	Health Care Equipment & Supplies	1,400	58,948
Isuzu Motors Ltd.	Automobiles	2,200	27,935
Japan Airlines Co. Ltd.	Airlines	600	17,568
Japan Post Bank Co. Ltd.	Banks	600	7,217
Japan Tobacco Inc.	Tobacco	3,600	118,647
Kajima Corp.	Construction & Engineering	2,000	13,872
Kakaku.com Inc.	Internet Software & Services	600	9,949
KAO Corp.	Personal Products	1,400	66,510
KDDI Corp.	Wireless Telecommunication Services	6,400	162,394
Konami Holdings Corp.	Software	200	8,094
Kuraray Co. Ltd.	Chemicals	600	9,033
Lawson Inc.	Food & Staples Retailing	200	14,078
M3 Inc.	Health Care Technology	600	15,150
Mitsubishi Gas Chemical Co. Inc.	Chemicals	600	10,263
Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	600	11,796
mixi Inc.	Internet Software & Services	200	7,322
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	600	80,508
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	2,400	101,074
Nitori Co. Ltd.	Specialty Retail	200	22,909
Nitto Denko Corp.	Chemicals	400	30,759
NTT DoCoMo Inc.	Wireless Telecommunication Services	5,200	118,726
Obayashi Corp.	Construction & Engineering	1,200	11,492
Oracle Corp. Japan	Software	200	10,100
Otsuka Corp.	IT Services	200	9,363
Park24 Co. Ltd.	Commercial Services & Supplies	400	10,871
Resona Holdings Inc.	Banks	3,800	19,532
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	1,200	14,713
SHIMANO Inc.	Leisure Products	200	31,448
Shionogi & Co. Ltd.	Pharmaceuticals	800	38,404
Start Today Co. Ltd.	Internet & Direct Marketing Retail	600	10,386
Sumitomo Rubber Industries Ltd.	Auto Components	800	12,730
Taisei Corp.	Construction & Engineering	2,000	14,027
Toho Gas Co. Ltd.	Gas Utilities	2,000	16,307
Toyota Motor Corp.	Automobiles	3,200	188,705
USS Co. Ltd.	Specialty Retail	800	12,771

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Yokohama Rubber Co. Ltd.	Auto Components	400	7,188
			1,847,453
Luxembourg 0.1%
RTL Group SA	Media	152	11,179

Netherlands 1.2%
Aegon NV	Insurance	5,312	29,292
Boskalis Westminster	Construction & Engineering	238	8,281
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	3,464	73,183
			110,756
New Zealand 0.6%
Fletcher Building Ltd.	Construction Materials	2,368	17,503
Mercury NZ Ltd.	Electric Utilities	2,064	4,260
	Independent Power and Renewable Electricity
Meridian Energy Ltd.	Producers	4,388	7,955
Ryman Healthcare Ltd.	Health Care Providers & Services	1,192	6,741
Spark New Zealand Ltd.	Diversified Telecommunication Services	9,606	22,841
			59,300
Norway 0.8%
[b] Marine Harvest ASA	Food Products	604	10,925
Telenor ASA	Diversified Telecommunication Services	2,408	36,088
Yara International ASA	Chemicals	656	25,912
			72,925
Portugal 0.1%
Jeronimo Martins SGPS SA	Food & Staples Retailing	788	12,251

Singapore 2.3%
CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs)	7,000	7,171
CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs)	7,600	9,916
ComfortDelGro Corp. Ltd.	Road & Rail	7,200	12,310
Jardine Cycle & Carriage Ltd.	Distributors	400	11,416
Keppel Corp. Ltd.	Industrial Conglomerates	4,400	17,634
SATS Ltd.	Transportation Infrastructure	1,400	4,700
Singapore Airlines Ltd.	Airlines	1,400	9,371
Singapore Exchange Ltd.	Capital Markets	4,000	19,824
Singapore Press Holdings Ltd.	Media	5,800	14,172
Singapore Technologies Engineering Ltd.	Aerospace & Defense	4,800	10,732
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	31,600	79,814
StarHub Ltd.	Wireless Telecommunication Services	3,200	6,224
Suntec REIT	Equity Real Estate Investment Trusts (REITs)	7,800	8,908
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	9,000	5,077
			217,269
Spain 5.0%
Amadeus IT Group SA, A	IT Services	1,076	48,994
Banco Santander SA	Banks	40,366	211,135
Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing	2,132	10,490
Enagas SA	Gas Utilities	616	15,675
Endesa SA	Electric Utilities	1,056	22,416
Industria de Diseno Textil SA	Specialty Retail	3,804	130,118
Red Electrica Corp. SA	Electric Utilities	1,430	27,036
Zardoya Otis SA	Machinery	744	6,301
			472,165
Sweden 3.3%
Atlas Copco AB, B	Machinery	1,254	34,316
Hennes & Mauritz AB, B	Specialty Retail	3,900	108,784
ICA Gruppen AB	Food & Staples Retailing	276	8,443
L E Lundbergforetagen AB, B	Diversified Financial Services	70	4,304
Nordea Bank AB	Banks	4,858	54,170
Skandinaviska Enskilda Banken AB (SEB), A	Banks	2,268	23,854
Skanska AB, B	Construction & Engineering	842	19,936
Swedish Match AB	Tobacco	728	23,223

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Telia Co. AB	Diversified Telecommunication Services	8,912	36,013
			313,043
Switzerland 7.5%
[b] Actelion Ltd.	Biotechnology	302	65,520
Ems-Chemie Holding AG	Chemicals	32	16,294
Geberit AG	Building Products	124	49,802
Kuehne & Nagel International AG	Marine	178	23,573
Partners Group Holding AG	Capital Markets	74	34,748
Roche Holding AG	Pharmaceuticals	812	185,833
[b] Swiss Life Holding AG	Insurance	106	30,058
[b] Swiss Prime Site AG	Real Estate Management & Development	222	18,206
Swiss Re AG	Insurance	1,184	112,418
Swisscom AG	Diversified Telecommunication Services	82	36,799
[b] Zurich Insurance Group AG	Insurance	478	131,875
			705,126
United Kingdom 27.6%
3i Group PLC	Capital Markets	1,590	13,831
Admiral Group PLC	Insurance	1,096	24,743
AstraZeneca PLC	Pharmaceuticals	3,470	190,267
BAE Systems PLC	Aerospace & Defense	11,138	81,406
Barratt Developments PLC	Household Durables	3,132	17,895
The Berkeley Group Holdings PLC	Household Durables	460	15,961
British American Tobacco PLC	Tobacco	3,442	196,557
BT Group PLC	Diversified Telecommunication Services	29,628	134,321
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,540	28,486
Capita PLC	Professional Services	1,234	8,097
Coca-Cola European Partners PLC	Beverages	356	11,272
Compass Group PLC	Hotels, Restaurants & Leisure	5,480	101,638
Croda International PLC	Chemicals	446	17,613
Direct Line Insurance Group PLC	Insurance	4,570	20,860
easyJet PLC	Airlines	596	7,401
Experian PLC	Professional Services	3,254	63,287
GKN PLC	Auto Components	4,280	17,542
GlaxoSmithKline PLC	Pharmaceuticals	9,894	190,963
Hargreaves Lansdown PLC	Capital Markets	1,062	15,918
HSBC Holdings PLC	Banks	23,628	191,788
IMI PLC	Machinery	800	10,281
Imperial Brands PLC	Tobacco	3,010	131,756
International Consolidated Airlines Group SA	Airlines	1,514	8,191
Intertek Group PLC	Professional Services	418	17,979
ITV PLC	Media	17,630	44,963
Johnson Matthey PLC	Chemicals	292	11,481
Kingfisher PLC	Specialty Retail	6,054	26,205
Marks & Spencer Group PLC	Multiline Retail	5,442	23,535
Mondi PLC	Paper & Forest Products	930	19,145
Next PLC	Multiline Retail	672	41,377
Persimmon PLC	Household Durables	1,298	28,485
Provident Financial PLC	Consumer Finance	410	14,434
Randgold Resources Ltd.	Metals & Mining	236	18,707
Reckitt Benckiser Group PLC	Household Products	2,180	185,489
Relx NV	Professional Services	3,502	59,063
Relx PLC	Professional Services	4,306	77,097
Royal Mail PLC	Air Freight & Logistics	3,102	17,712
The Sage Group PLC	Software	3,622	29,315
SSE PLC	Electric Utilities	3,226	61,906
Tate & Lyle PLC	Food Products	1,514	13,236
Taylor Wimpey PLC	Household Durables	7,946	15,071
Unilever NV, IDR	Personal Products	4,780	197,206
Unilever PLC	Personal Products	4,518	183,809

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

William Hill PLC	Hotels, Restaurants & Leisure	2,932	10,514
			2,596,803
Total Common Stocks (Cost $9,853,261)			9,468,203
Preferred Stocks 0.2%
Germany 0.2%
[c] Fuchs Petrolub SE, 2.056%, pfd.	Chemicals	252	10,600
[c] Schaeffler AG, 3.557%, pfd.	Auto Components	252	3,736
Total Preferred Stocks (Cost $13,515)			14,336
Total Investments (Cost $9,866,776) 100.7%			9,482,539
Other Assets, less Liabilities (0.7)%			(62,010)
Net Assets 100.0%			$9,420,529

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At December 31, 2016, the aggregate value of these securities was $21,866, representing 0.2% of net assets.
bNon-income-producing.
cRate disclosed reflects the yield at December 31, 2016.

At December 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Buy	2,005,856	$1,452,580	1/04/17	$—	$(140)
Australian Dollar	MSCO	Sell	2,005,856	1,480,772	1/04/17	28,332	—
British Pound	MSCO	Buy	1,921,042	2,374,391	1/04/17	—	(656)
British Pound	MSCO	Sell	1,921,042	2,402,841	1/04/17	29,106	—
Danish Krone	MSCO	Buy	2,330,906	330,461	1/04/17	186	—
Danish Krone	MSCO	Sell	2,330,906	332,986	1/04/17	2,340	—
Euro	MSCO	Buy	1,494,698	1,575,632	1/04/17	900	—
Euro	MSCO	Sell	1,494,698	1,588,639	1/04/17	12,107	—
Hong Kong Dollar	MSCO	Buy	3,658,310	471,825	1/04/17	23	—
Hong Kong Dollar	MSCO	Sell	3,658,310	471,724	1/04/17	—	(125)
Israeli Shekel	MSCO	Buy	202,737	52,661	1/04/17	16	—
Israeli Shekel	MSCO	Sell	202,737	52,917	1/04/17	240	—
New Zealand Dollar	MSCO	Buy	89,169	62,166	1/04/17	12	—
New Zealand Dollar	MSCO	Sell	89,169	63,130	1/04/17	953	—
Norwegian Krone	MSCO	Buy	659,233	76,551	1/04/17	35	—
Norwegian Krone	MSCO	Sell	659,233	77,451	1/04/17	864	—
Singapore Dollar	MSCO	Buy	329,465	228,000	1/04/17	51	—
Singapore Dollar	MSCO	Sell	329,465	230,005	1/04/17	1,954	—
Swedish Krona	MSCO	Buy	2,986,199	328,115	1/04/17	595	—
Swedish Krona	MSCO	Sell	2,986,199	324,175	1/04/17	—	(4,535)
Swiss Franc	MSCO	Buy	730,111	718,020	1/04/17	346	—
Swiss Franc	MSCO	Sell	730,111	718,573	1/04/17	207	—
Japanese Yen	MSCO	Buy	224,489,808	1,924,526	1/05/17	195	—
Japanese Yen	MSCO	Sell	224,489,808	1,974,250	1/05/17	49,530	—
Australian Dollar	MSCO	Sell	1,984,714	1,436,008	2/02/17	—	(87)
British Pound	MSCO	Sell	1,866,882	2,308,424	2/02/17	—	(185)
Danish Krone	MSCO	Sell	2,406,558	341,955	2/02/17	19	—
Euro	MSCO	Sell	1,504,371	1,589,003	2/02/17	—	(87)
Hong Kong Dollar	MSCO	Sell	3,088,026	398,306	2/02/17	—	(49)
Israeli Shekel	MSCO	Sell	199,224	51,795	2/02/17	—	(3)

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, December 31, 2016 (unaudited) (continued)

Japanese Yen	MSCO	Sell	216,897,280	1,862,222	2/02/17	—	(391)
New Zealand Dollar	MSCO	Sell	85,823	59,784	2/02/17	—	(4)
Norwegian Krone	MSCO	Sell	626,261	72,772	2/02/17	—	(4)
Singapore Dollar	MSCO	Sell	315,741	218,454	2/02/17	—	(68)
Swedish Krona	MSCO	Sell	2,861,984	315,611	2/02/17	—	(5)
Swiss Franc	MSCO	Sell	719,105	708,896	2/02/17	—	(87)
Total Forward Exchange Contracts						$128,011	$(6,426)
Net unrealized appreciation (depreciation)						$121,585

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations
Counterparty
MSCO	- Morgan Stanley
Selected Portfolio
ADR	- American Depository Receipt
CDI	- Clearing House Electronic Subregister System Depositary Interest
IDR	- International Depository Receipt
REIT	- Real Estate Investment Trust

Franklin Templeton ETF Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Effective June 1, 2016, the Trust began offering shares of Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF. Effective September 20, 2016, the Trust began offering shares of Franklin Liberty U.S. Low Volatility ETF. Effective October 3, 2016, the Trust began offering shares of Franklin Liberty Investment Grade Corporate ETF. The Trust had no operations prior to its effective date June 1, 2016, other than matters relating to its organization as an open-end management investment company with the Securities and Exchange Commission (the “SEC”), and the sale and issuance of 4,000 shares of the Franklin LibertyQ Global Equity ETF to Franklin Resources, Inc. in exchange for a contribution of $100,000. Each of the Funds are an exchange traded fund (ETF). Franklin Liberty Investment Grade Corporate ETF and Franklin Liberty U.S. Low Volatility ETF are actively managed, thus they are not designed to track an index. Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF and Franklin LibertyQ International Equity Hedged ETF seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined, for all funds except the Franklin Liberty Investment Grade Corporate ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin Liberty Investment Grade Corporate ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuations approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The following fund invested in derivatives during the period.

Franklin LibertyQ International Equity Hedged ETF – Forwards

4. INCOME TAXES

At December 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Liberty	Franklin
	Investment	Liberty	Franklin LibertyQ
	Grade	U.S. Low	Emerging
	Corporate ETF	Volatility ETF	Markets ETF
Cost of investments	$ 52,724,571	$ 5,005,411	$ 253,484,346

Unrealized appreciation	$ 73,990	$ 218,853	$ 8,139,978
Unrealized depreciation	(522,790)	(104,655)	(13,205,204)
Net unrealized appreciation
(depreciation)	$ (448,800)	$ 114,198	$ (5,065,226)

	Franklin	Franklin	Franklin LibertyQ
	LibertyQ	LibertyQ	International
	Global	Global	Equity
	Dividend ETF	Equity ETF	Hedged ETF

Cost of investments	$ 25,552,882	$ 15,096,954	$ 9,866,776

Unrealized appreciation	$ 1,223,717	$ 819,597	$ 281,153
Unrealized depreciation	(1,204,865)	(669,629)	(665,390)
Net unrealized appreciation
(depreciation)	$ 18,852	$ 149,968	$ (384,237)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Liberty Investment Grade Corporate ETF
Assets:
Investments in Securities:
Corporate Bonds	$-	$49,360,235	$-	$49,360,235
U.S. Government & Agency Securities	-	1,784,611	-	1,784,611
Short Term Investments	-	1,130,925	-	1,130,925
Total Investments in Securities	$-	$52,275,771	$-	$52,275,771

Franklin Liberty U.S. Low Volatility ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$5,119,609	$-	$ -	$5,119,609
Franklin LibertyQ Emerging Markets ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$248,406,934	$12,186	$ -	$248,419,120

Franklin LibertyQ Global Dividend ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$25,571,734	$-	$ -	$25,571,734

Franklin LibertyQ Global Equity ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$15,246,895	$27	$ -	$15,246,922

Franklin LibertyQ International Equity Hedged ETF
Assets:
Investments in Securities:
Equity Investments[a,b]	$9,482,539	$-	$ -	$9,482,539

Other Financial Instruments:
Forward Exchange Contracts	$-	$128,011	$ -	$128,011
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$-	$6,426	$ -	$6,426

aIncludes common and preferred stocks, management investment companies, as well as other equity investments.

bFor detailed categories, see the accompanying Statement of Investments.

7. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

8.	SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By  /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 24, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 24, 2017